Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Consolidated Balance Sheets [Abstract]
Trade, allowance for doubtful accounts	$ 8,000	$ 8,000	$ 8,000
Series A convertible redeemable preferred stock, par value		$ 1	$ 1
Series A convertible redeemable preferred stock, shares authorized		8,950	8,950
Series A convertible redeemable preferred stock, shares issued			7,529
Series A convertible redeemable preferred stock, shares outstanding			7,529
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	76,786,512	74,732,534	58,243,115
Common stock, shares outstanding	75,238,376	73,184,398	50,048,208
Treasury stock, shares	1,548,136	1,548,136	194,907